Other Accounts Payable (Details) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Other Accounts Payable (Details) [Line Items]
Advance received amount	S/ 365,730		S/ 322,680
Amortization amount	88,000		22,800
Advances from customers	365,730		322,680
Mining sector value	333,100	$ 87.3
Ending balance	33,200						$ 8.7
Design and construction project balance amount	12,500
Crude oil storage capacity amount	9,400		3,400
Recorded expenses (in Dollars)	325,853	41.6	101,691	$ 38.1	S/ 216,742
Other accounts payable	2,202		3,103
Agreement amount (in Dollars) | $								$ 4.0
Acquired an additional percentage						13.69%
Total purchase price						S/ 51,100
Outstanding balance transaction amount	9,300		25,300
Royalties recorded amount	9,300		5,700
Other accounts payable (in Dollars) | $		$ 15.4
Outstanding balance	28,000						$ 7.0
Recognized income	70,300
Minera Teck [Member]
Other Accounts Payable (Details) [Line Items]
Advance received amount	91,100		120,600
Parques de Comas [Member]
Other Accounts Payable (Details) [Line Items]
Advances from customers	1,500							6.2
Parques de Huancayo [Member]
Other Accounts Payable (Details) [Line Items]
Advances from customers	600							9.0
Parques de Carabayllo [Member]
Other Accounts Payable (Details) [Line Items]
Advances from customers	58,900							3.9
Parques del Callao [Member]
Other Accounts Payable (Details) [Line Items]
Advances from customers | $								$ 2.1
Empresa de Generacion Electrica Machupichu S.A. [Member]
Other Accounts Payable (Details) [Line Items]
Obligations arbitration amount	38,100
Andritz Hydro S.A. [Member]
Other Accounts Payable (Details) [Line Items]
Obligations arbitration amount	31,700		58,500
SEDAPAL S.A. [Member]
Other Accounts Payable (Details) [Line Items]
Obligations arbitration amount	2,800
Programa Subsectorial de Irrigaciones - PSI [Member]
Other Accounts Payable (Details) [Line Items]
Obligations arbitration amount	700
Consorcio Constructor Ductos del Sur [Member]
Other Accounts Payable (Details) [Line Items]
Other accounts payable	25,600		77,600
Cumbra Peru S.A. [Member]
Other Accounts Payable (Details) [Line Items]
Service contracts completion work amount	6,600		14,900
Consorcio Inti Punku [Member]
Other Accounts Payable (Details) [Line Items]
Service contracts completion work amount	2,500		1,000
Vial y Vives - DSD [Member]
Other Accounts Payable (Details) [Line Items]
Service contracts completion work amount	2,500		4,700
Unna Energia S.A. [Member]
Other Accounts Payable (Details) [Line Items]
Service contracts completion work amount	1,600		1,800
Viva Negocio Inmobiliario S.A.C. [Member]
Other Accounts Payable (Details) [Line Items]
Service contracts completion work amount	4,100		3,100
Other minors [Member]
Other Accounts Payable (Details) [Line Items]
Service contracts completion work amount	S/ 1,200		S/ 500